UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



[LOGO OMITTED]
CB CORE EQUITY FUND
ANNUAL REPORT                                                   OCTOBER 31, 2005
--------------------------------------------------------------------------------






                                                  INVESTMENT ADVISER:
                                                  CB INVESTMENT MANAGERS, LLC

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Management Discussion of Fund Performance.................................    1
Statement of Net Assets...................................................    3
Statement of Operations...................................................   11
Statement of Changes in Net Assets........................................   12
Financial Highlights......................................................   13
Notes to Financial Statements.............................................   14
Report of Independent Registered Public Accounting Firm...................   20
Trustees and Officers of The Advisors' Inner Circle Fund..................   22
Disclosure of Fund Expenses...............................................   30
Notice to Shareholders....................................................   32
Shareholder Voting Results................................................   33
--------------------------------------------------------------------------------






The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

Management Discussion of Fund Performance

While the last year contained plenty to be concerned about (continued war, higher interest rates, high energy prices, etc.), the stock market made impressive gains. The S&P 500 Index was up 8.72% and the CB Core Equity Fund was up 12.01%, once again confounding those that try to explain the short term movements of the stock market. The market action also supports our approach of unemotionally focusing on the fundamentals and not being swayed by all the noise that clamors around us.

While we stay abreast of the current economic environment, we believe in the underlying principles of our economy and are confident of its long term success. Therefore, we believe that investors that have longer time horizons should invest in a core position in the U.S. stock market. The CB Core Equity Fund is managed to be that core position. We diversify into most sectors of the economy and pick companies within the sectors that reflect our investment philosophy.

Our stock selection focuses on quality companies characterized by strong earnings and low relative valuations. We attempt to differentiate ourselves from the pack with our behavior relative to the changes that we are faced with on a daily basis. On individual stocks, we are trend followers. We want to hold companies whose earnings and price have positive trends. Conversely, we want to avoid companies whose earnings and price are declining. This year had several strong trends that we were able to identify, helping the fund to outperform its bogey, the S&P 500 Index. This supports our belief that inefficiencies do exist and that over time our disciplined approach towards portfolio construction and stock selection will yield superior results.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

Growth of a $10,000 Investment
                         -------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                         FOR YEAR ENDED OCTOBER 31, 2005
                         -------------------------------
                                  Annualized  Annualized
                           1 Year   5 Year+    10 Year+
                         -------------------------------
                           12.01%   (0.90%)      10.32%
                         -------------------------------


[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

          CB CORE EQUITY FUND            S&P 500 INDEX
10/31/95  $10,000                        $10,000
1996       12,363                         12,410
1997       16,323                         16,395
1998       19,057                         20,000
1999       25,186                         25,134
2000       27,928                         26,665
2001       20,857                         20,025
2002       18,913                         16,999
2003       22,363                         20,535
2004       23,832                         22,470
2005       26,694                         24,429

                          Periods ended on October 31st


* If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.

+ For periods prior to May 2003, when the Fund began operating, the performance quoted reflects performance of the Advisor's similarly managed collective investment fund and common trust fund, adjusted to reflect the funds' fees and expenses. The collective investment fund and common trust fund were not registered mutual funds and therefore were not subject to certain investment and tax restrictions which may have adversely affected performance.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
    OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

               THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
                               STATED OBJECTIVES.

     THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
           PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

   S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+

[BAR GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

20.6% Financials
17.6% Information Technology
14.6% Consumer Discretionary
10.4% Health Care
10.1% Industrials
 6.6% Energy
 6.0% Short-Term Investments
 5.3% Consumer Staples
 3.8% Utilities
 3.1% Materials
 1.9% Telecommunication Services
+ Percentages are based on total investments.

----------------------------------------------------------------------------------
COMMON STOCK -- 94.0%
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             -------- ------------
BASIC MATERIALS -- 2.2%
CHEMICALS -- 1.1%
   Praxair ...............................................    10,680  $    527,699
                                                                      ------------
METALS -- 1.1%
   Nucor..................................................     4,640       277,704
   Phelps Dodge...........................................     2,475       298,163
                                                                      ------------
                                                                           575,867
                                                                      ------------
   Total Basic Materials..................................               1,103,566
                                                                      ------------
CONSUMER MERCHANDISE -- 6.2%
RETAIL - APPAREL -- 2.6%
   Chico's FAS*...........................................    17,470       690,764
   Nordstrom..............................................    18,170       629,590
                                                                      ------------
                                                                         1,320,354
                                                                      ------------
RETAIL - GENERAL MERCHANDISE -- 1.0%
   Target.................................................     8,995       500,932
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             -------- ------------
RETAIL - SPECIALTY -- 2.6%
   Lowe's ................................................     8,920  $    542,068
   Staples................................................    32,917       748,204
                                                                      ------------
                                                                         1,290,272
                                                                      ------------
   Total Consumer Merchandise.............................               3,111,558
                                                                      ------------
CONSUMER NON-DURABLES -- 7.0%
BEVERAGES - ALCOHOLIC -- 0.9%
   Constellation Brands, Cl A*............................    19,580       460,913
                                                                      ------------
BEVERAGES - SOFT -- 1.8%
   Pepsi Bottling Group...................................    16,405       466,394
   PepsiCo................................................     7,657       452,375
                                                                      ------------
                                                                           918,769
                                                                      ------------
CONSUMER PRODUCTS -- 1.2%
   Procter & Gamble.......................................    11,087       620,761
                                                                      ------------
FOODS -- 1.3%
   Archer-Daniels-Midland.................................    27,040       658,965
                                                                      ------------
LEISURE - PRODUCTS -- 1.8%
   Harley-Davidson........................................    17,675       875,443
                                                                      ------------
   Total Consumer Non-Durables............................               3,534,851
                                                                      ------------
CONSUMER SERVICES -- 6.7%
CONSULTING SERVICES -- 1.0%
   Corporate Executive Board..............................     6,365       526,004
                                                                      ------------
LODGING/HOTELS/GAMING -- 4.2%
   Choice Hotels International............................    14,970       495,357
   Harrah's Entertainment.................................    12,565       759,931
   Scientific Games, Cl A*................................    28,140       843,075
                                                                      ------------
                                                                         2,098,363
                                                                      ------------
MEDIA -- 0.9%
   MULTIMEDIA -- 0.9%
   News, Cl A*............................................    31,456       448,248
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             -------- ------------
RESTAURANTS -- 0.6%
   Sonic* ................................................    10,915  $    315,880
                                                                      ------------
   Total Consumer Services................................               3,388,495
                                                                      ------------
ENERGY -- 7.5%
OIL EQUIPMENT & SERVICE -- 1.2%
   Nabors Industries Ltd.*................................     8,900       610,807
                                                                      ------------
OIL EXPLORATION & PRODUCTION -- 2.0%
   Anadarko Petroleum.....................................     6,235       565,577
   Headwaters*............................................    14,180       451,491
                                                                      ------------
                                                                         1,017,068
                                                                      ------------
OIL INTEGRATED -- 4.3%
   Chevron................................................     8,194       467,632
   ConocoPhillips.........................................    15,378     1,005,414
   Suncor Energy..........................................    12,185       653,481
                                                                      ------------
                                                                         2,126,527
                                                                      ------------
   Total Energy...........................................               3,754,402
                                                                      ------------
FINANCIAL SERVICES -- 20.6%
BANKS -- 6.5%
   REGIONAL -- 2.5%
   Regions Financial......................................    13,960       454,398
   Zions Bancorporation...................................    11,140       818,456
                                                                      ------------
                                                                         1,272,854
                                                                      ------------
   SUPER REGIONAL -- 4.0%
   Bank of America........................................    15,950       697,653
   Wachovia...............................................    10,622       536,623
   Wells Fargo............................................    12,720       765,744
                                                                      ------------
                                                                         2,000,020
                                                                      ------------
                                                                         3,272,874
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             -------- ------------
FINANCIAL MISCELLANEOUS -- 6.0%
   CREDIT CARD -- 0.9%
   Capital One Financial .................................     5,645  $    430,996
                                                                      ------------
   DIVERSIFIED -- 2.6%
   Citigroup..............................................    28,983     1,326,842
                                                                      ------------
   INVESTMENT BANKERS/BROKERS -- 2.5%
   Charles Schwab.........................................    43,065       654,588
   Goldman Sachs Group....................................     4,710       595,202
                                                                      ------------
                                                                         1,249,790
                                                                      ------------
                                                                         3,007,628
                                                                      ------------
INSURANCE -- 8.1%
   LIFE INSURANCE -- 4.2%
   Aflac..................................................    29,203     1,395,319
   Lincoln National.......................................    14,745       746,245
                                                                      ------------
                                                                         2,141,564
                                                                      ------------
   MULTI-LINE INSURANCE -- 3.9%
   Hartford Financial Services Group......................     6,480       516,780
   Metlife*...............................................    17,800       879,498
   St. Paul Travelers.....................................    12,395       558,147
                                                                      ------------
                                                                         1,954,425
                                                                      ------------
                                                                         4,095,989
                                                                      ------------
   Total Financial Services...............................              10,376,491
                                                                      ------------
HEALTHCARE -- 10.4%
HEALTHCARE SERVICES -- 1.5%
   HMOS -- 1.5%
   Aetna..................................................     8,440       747,446
                                                                      ------------
MEDICAL PRODUCTS -- 3.5%
   INSTRUMENTS -- 0.7%
   PerkinElmer............................................    15,690       346,278
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             -------- ------------
   PRODUCTS -- 2.8%
   Cooper ................................................     7,790  $    536,264
   Dentsply International.................................     4,435       244,546
   Stryker................................................    15,744       646,606
                                                                      ------------
                                                                         1,427,416
                                                                      ------------
                                                                         1,773,694
                                                                      ------------
PHARMACEUTICALS -- 5.4%
   MEDICAL DRUGS -- 5.4%
   Abbott Laboratories....................................     7,640       328,902
   Forest Laboratories*...................................     9,810       371,897
   Medco Health Solutions*................................     9,410       531,665
   Perrigo................................................    23,545       314,797
   Pfizer.................................................    15,165       329,687
   Schering-Plough........................................    21,890       445,243
   Wyeth..................................................     8,440       376,086
                                                                      ------------
                                                                         2,698,277
                                                                      ------------
   Total Healthcare.......................................               5,219,417
                                                                      ------------
INDUSTRIAL -- 10.1%
ELECTRONICS -- 0.7%
   American Power Conversion..............................    16,635       355,823
                                                                      ------------
MACHINERY -- 2.2%
   Caterpillar............................................    10,100       531,159
   Deere..................................................     9,610       583,135
                                                                      ------------
                                                                         1,114,294
                                                                      ------------
MANUFACTURING -- 7.2%
   General Electric.......................................    42,148     1,429,239
   Lennar, Cl A...........................................     9,125       507,167
   Parker Hannifin........................................     7,930       497,052
   Tyco International Ltd.................................    44,828     1,183,011
                                                                      ------------
                                                                         3,616,469
                                                                      ------------
   Total Industrial.......................................               5,086,586
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             -------- ------------
TECHNOLOGY -- 17.6%
COMPUTER HARDWARE -- 3.7%
   COMPUTERS -- 3.2%
   Apple Computer* .......................................    12,890  $    742,335
   Dell*..................................................    26,054       830,602
                                                                      ------------
                                                                         1,572,937
                                                                      ------------
   MEMORY & PERIPHERALS -- 0.5%
   EMC*...................................................    18,365       256,375
                                                                      ------------
                                                                         1,829,312
                                                                      ------------
COMPUTER SOFTWARE -- 5.2%
   APPLICATIONS -- 2.9%
   Symantec*..............................................    45,790     1,092,091
   VeriSign*..............................................    16,890       399,111
                                                                      ------------
                                                                         1,491,202
                                                                      ------------
   SYSTEMS -- 2.3%
   Autodesk...............................................    14,380       648,970
   Microsoft..............................................    19,223       494,031
                                                                      ------------
                                                                         1,143,001
                                                                      ------------
                                                                         2,634,203
                                                                      ------------
SEMICONDUCTORS -- 3.1%
   SEMICONDUCTORS -- 3.1%
   Broadcom, Cl A*........................................    17,130       727,340
   Intel..................................................    35,770       840,595
                                                                      ------------
                                                                         1,567,935
                                                                      ------------
TELECOMMUNICATIONS -- 5.6%
   TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.6%
   Corning*...............................................    15,440       310,189
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                             -------- ------------
   WIRELESS EQUIPMENT -- 5.0%
   Harris ................................................    27,460  $  1,128,606
   Motorola...............................................    38,915       862,356
   Qualcomm...............................................    12,985       516,284
                                                                      ------------
                                                                         2,507,246
                                                                      ------------
                                                                         2,817,435
                                                                      ------------
   Total Technology.......................................               8,848,885
                                                                      ------------
UTILITIES - ELECTRIC & GAS -- 3.8%
ELECTRIC -- 2.2%
   Constellation Energy Group.............................    10,410       570,468
   TXU....................................................     5,300       533,975
                                                                      ------------
                                                                         1,104,443
                                                                      ------------
GAS -- 1.6%
   Sempra Energy..........................................    18,780       831,954
                                                                      ------------
   Total Utilities - Electric & Gas.......................               1,936,397
                                                                      ------------
UTILITIES - TELEPHONE -- 1.9%
TELEPHONE - INTEGRATED -- 1.9%
   Alltel.................................................     8,440       522,099
   Verizon Communications.................................    13,630       429,481
                                                                      ------------
   Total Utilities - Telephone............................                 951,580
                                                                      ------------
   TOTAL COMMON STOCK
      (Cost $38,934,922) .................................              47,312,228
                                                                      ------------

----------------------------------------------------------------------------------
 MONEY MARKET FUNDS -- 6.0%
----------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund, 3.46%**........ 1,987,859     1,987,859
   HighMark U.S. Government Money Market Fund, 3.45%**.... 1,048,519     1,048,519
                                                                      ------------
   TOTAL MONEY MARKET FUNDS
      (Cost $3,036,378) ..................................               3,036,378
                                                                      ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $41,971,300) .................................              50,348,606
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
----------------------------------------------------------------------------------

                                                                          VALUE
                                                                      ------------
   Payable for Capital Shares Redeemed ...................            $    (25,580)
   Administration Fees Payable............................                  (8,494)
   Investment Advisory Fees Payable                                         (8,184)
   Trustees' Fees Payable.................................                  (4,696)
   Other Assets and Liabilities, Net......................                  49,064
                                                                      ------------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                   2,110
                                                                      ------------
   NET ASSETS -- 100.0% ..................................            $ 50,350,716
                                                                      ============

----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (unlimited  authorization -- no par
      value) based on 3,935,534 outstanding shares
      of beneficial interest .............................            $ 40,006,521
   Undistributed net investment income....................                   1,626
   Accumulated net realized gain on investments...........               1,965,263
   Net unrealized appreciation on investments.............               8,377,306
                                                                      ------------
   NET ASSETS ............................................            $ 50,350,716
                                                                      ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class.................                  $12.79
                                                                            ======

   *  NON-INCOME PRODUCING SECURITY.
  **  RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.
  CL  CLASS
LTD.  LIMITED


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends.........................................................  $  783,111
Interest..........................................................      12,053
Less: Foreign Taxes Withheld......................................        (175)
                                                                    ----------
   TOTAL INVESTMENT INCOME .......................................     794,989
                                                                    ----------
EXPENSES
Investment Advisory Fees..........................................     387,748
Administration Fees...............................................     100,000
Trustees' Fees....................................................      11,787
Legal Fees........................................................      27,303
Transfer Agent Fees...............................................      25,774
Printing Fees.....................................................      17,432
Audit Fees........................................................      16,123
Custodian Fees....................................................       7,542
Registration and Filing Fees......................................       2,109
Insurance and Other Fees..........................................      15,548
                                                                    ----------
   TOTAL EXPENSES ................................................     611,366
                                                                    ----------
Less: Advisory Fee Waiver.........................................    (155,752)
                                                                    ----------
NET EXPENSES .....................................................     455,614
                                                                    ----------
NET INVESTMENT INCOME ............................................     339,375
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS .................................   1,965,382
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ................................................   3,065,985
                                                                    ----------
NET GAIN ON INVESTMENTS ..........................................   5,031,367
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............  $5,370,742
                                                                    ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       YEAR ENDED       YEAR ENDED
                                                       OCTOBER 31,      OCTOBER 31,
                                                          2005             2004
                                                      -----------      -----------
OPERATIONS:
   Net Investment Income ...........................  $   339,375      $   151,347
   Net Realized Gain on Investments ................    1,965,382        3,204,196
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .................    3,065,985         (817,224)
                                                      -----------      -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................    5,370,742        2,538,319
                                                      -----------      -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...........................     (346,756)        (167,160)
   Net Realized Gain ...............................   (2,881,873)               --
                                                      -----------      -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS .............   (3,228,629)        (167,160)
                                                      -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................    8,806,781        8,083,343
   In Lieu of Dividends ............................    2,407,213          121,417
   Redeemed ........................................   (7,299,433)      (4,167,398)
                                                      -----------      -----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................    3,914,561        4,037,362
                                                      -----------      -----------
     TOTAL INCREASE IN NET ASSETS ..................    6,056,674        6,408,521
                                                      -----------      -----------
NET ASSETS:
   Beginning of Year ...............................   44,294,042       37,885,521
                                                      -----------      -----------
   End of Year (including undistributed net investment
     income of $1,626 and $9,007, respectively) ....  $50,350,716      $44,294,042
                                                      ===========      ===========
SHARE TRANSACTIONS:
   Issued ..........................................      710,136          666,218
   In Lieu of Dividends ............................      195,537           10,116
   Redeemed ........................................     (585,821)        (343,126)
                                                      -----------      -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ............................      319,852          333,208
                                                      ===========      ===========


AMOUNTS DESIGNATED AS "--" ARE $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------
                                                     SELECTED PER SHARE DATA & RATIOS
                                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                       YEAR ENDED       YEAR ENDED      MAY 20, 2003*
                                       OCTOBER 31,      OCTOBER 31,    TO OCTOBER 31,
                                          2005             2004             2003
                                      -------------    -------------   --------------
Net Asset Value,
   Beginning of Period ..............   $ 12.25           $ 11.54          $ 10.00
                                        -------           -------          -------
Income from Operations
   Net Investment Income ............      0.09**(1)         0.04             0.02
   Net Realized and Unrealized Gain .      1.34(1)           0.72             1.54
                                        -------           -------          -------
   Total from Operations ............      1.43              0.76             1.56
                                        -------           -------          -------
Dividends and Distributions:
   Net Investment Income ............     (0.09)            (0.05)           (0.02)
   Net Realized Gain ................     (0.80)               --               --
                                        -------           -------          -------
   Total Dividends and
     Distributions ..................     (0.89)            (0.05)           (0.02)
                                        -------           -------          -------
Net Asset Value, End of Period ......   $ 12.79           $ 12.25          $ 11.54
                                        =======           =======          =======
TOTAL RETURN+ .......................     12.01%             6.57%           15.57%++
                                        =======           =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (Thousands) ........   $50,351           $44,294          $37,886
Ratio of Expenses
   to Average Net Assets ............      0.94%             0.94%            0.94%
Ratio of Expenses
   to Average Net Assets
   (excluding waivers) ..............      1.26%             1.26%            1.60%
Ratio of Net Investment Income
   to Average Net Assets ............      0.70%**           0.35%            0.51%
Portfolio Turnover Rate .............     38.61%            88.38%           30.57%

* COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE
    $0.03 AND 0.25%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.
+ TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT, IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
++  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE SHARES OUTSTANDING. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

     amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000 for one fund, and shall be increased by $100,000 for each fund thereafter, and by $15,000 for each additional class per fund after the first class, apportioned to the Fund as a percentage of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that is serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by CBInvestment Managers, LLC (the "Adviser"). During the year ended October 31, 2005, the Fund paid $1,369 to third parties for such services.

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2005, the Fund made purchases of $19,530,588 and sales of $17,736,119 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.
Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. As of October 31, 2005, there were no permanent book and tax differences.

The tax character of all dividends paid for the years ended October 31, 2005 and October 31, 2004 were as follows:

                         ORDINARY           LONG-TERM
                          INCOME          CAPITAL GAIN              TOTAL
                       -------------   ------------------    ------------------
2005                      $346,756          $2,881,873            $3,228,629
2004                       167,160                  --               167,160

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005


--------------------------------------------------------------------------------

As of October 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                      $    56,495
Undistributed Long-Term Capital Gain                                 1,928,449
Unrealized Appreciation                                              8,377,306
Other Temporary Differences                                            (18,055)
                                                                   -----------
Total Distributable Earnings                                       $10,344,195
                                                                   ===========

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2005, were as follows:

             FEDERAL TAX       APPRECIATED      DEPRECIATED     NET UNREALIZED
                COST           SECURITIES       SECURITIES       APPRECIATION
           ---------------   ---------------  --------------   ----------------
             $41,971,300       $9,581,334      $(1,204,028)       $8,377,306

8. OTHER:

At October 31, 2005, 95% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005


--------------------------------------------------------------------------------

rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
CB Core Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of CB Core Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from May 20, 2003 (inception) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CB Core Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from May 20, 2003 (inception) through October 31, 2003, in conformity with U.S. generally accepted accounting principles.




                                    KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.



                                     22 & 23

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                     24 & 25

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER       MEMBER/OFFICERS 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    26 & 27

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS              BOARD MEMBER        HELD BY OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
37 yrs. old           and Assistant                Secretary of SEI Investments Global
                        Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                     28 & 29

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

---------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
---------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

   You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.



--------------------------------------------------------------------------------
                            BEGINNING       ENDING                    EXPENSES
                            ACCOUNT         ACCOUNT     ANNUALIZED      PAID
                              VALUE          VALUE        EXPENSE      DURING
                             5/1/05        10/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00      $1,080.20            0.94%   $  4.93
HYPOTHETICAL 5% RETURN     1,000.00       1,020.47            0.94       4.79
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the year:

                                          DIVIDENDS
                                       QUALIFYING FOR
  LONG-TERM                               CORPORATE
 (15% RATE)    ORDINARY                   DIVIDENDS    QUALIFYING      U.S.
CAPITAL GAIN    INCOME        TOTAL      RECEIVABLE     DIVIDEND    GOVERNMENT
DISTRIBUTION DISTRIBUTION DISTRIBUTION  DEDUCTION (1)  INCOME (2)  INTEREST (3)
------------ ------------ ------------ --------------  ----------  ------------
   89.26%       10.74%       100.00%       100.00%       100.00%       1.52%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions.) Generally, interest from direct U.S. Government obligations is exempt from state income tax.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                  NUMBER OF        % OF SHARES     % OF SHARES
                                    SHARES         OUTSTANDING       PRESENT
                             -----------------     -----------     -----------
ROBERT A. NESHER
Affirmative...............   1,968,778,879.060         83.336%        99.953%
Withheld .................         928,748.332          0.039%         0.047%
Total.....................   1,969,707,627.392         83.375%           100%

WILLIAM M. DORAN
Affirmative...............   1,968,769,215.571         83.335%        99.952%
Withheld .................         938,411.821          0.040%         0.048%
Total.....................   1,969,707,627.392         83.375%           100%

JOHN T. COONEY
Affirmative...............   1,968,445,827.062         83.322%        99.936%
Withheld .................       1,261,800.330          0.053%         0.064%
Total.....................   1,969,707,627.392         83.375%           100%

ROBERT A. PATTERSON
Affirmative...............   1,968,404,985.954         83.320%        99.934%
Withheld .................       1,302,641.438          0.055%         0.066%
Total.....................   1,969,707,627.392         83.375%           100%

EUGENE B. PETERS
Affirmative...............   1,968,506,856.025         83.324%        99.939%
Withheld .................       1,200,771.367          0.051%         0.061%
Total.....................   1,969,707,627.392         83.375%           100%

JAMES M. STOREY
Affirmative...............   1,968,556,832.006         83.326%        99.942%
Withheld.................        1,150,795.386          0.049%         0.058%
Total.....................   1,969,707,627.392         83.375%           100%

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                  NUMBER OF        % OF SHARES     % OF SHARES
                                    SHARES         OUTSTANDING       PRESENT
                             -----------------     -----------     -----------
GEORGE J. SULLIVAN
Affirmative                  1,968,795,230.525         83.337%         99.954%
Withheld .................         912,396.867          0.038%          0.046%
Total.....................   1,969,707,627.392         83.375%            100%

BETTY L. KRIKORIAN
Affirmative...............   1,968,754,119.096         83.335%         99.952%
Withheld .................         953,508.296          0.040%          0.048%
Total.....................   1,969,707,627.392         83.375%            100%

CHARLES E. CARLBOM
Affirmative...............   1,968,689,813.190         83.332%         99.948%
Withheld .................       1,017,814.202          0.043%          0.052%
Total.....................   1,969,707,627.392         83.375%            100%

MITCHELL A. JOHNSON
Affirmative...............   1,968,801,283.525         83.337%         99.954%
Withheld..................         906,343.867          0.038%          0.046%
Total.....................   1,969,707,627.392         83.375%            100%

                                      NOTES

                                      NOTES

                                      NOTES

                               CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  12/29/05


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  12/22/05

* Print the name and title of each signing officer under his or her signature.